Label	Element	Value
Innovator U.S. Equity Accelerated ETF® - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.47 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.20%
Innovator U.S. Equity Accelerated ETF® - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Innovator U.S. Equity Accelerated ETF® - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $588.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)